SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF SEGMENTED INFORMATION

December 31, 2023	Drones	Vital	Corporate	Total
Sales of goods	$4,905,417	$381,676	$-	$5,287,093
Provision of services	1,267,749	-	-	1,267,749
Total revenue	$6,173,166	$381,676	$-	$6,554,842
Segment loss	$14,743,176	$(140,366)	$8,323,731	$22,926,541
Finance and other costs	(80,211)	-	(3,069)	(83,280)
Depreciation	499,530	-	11,148	510,677
Amortization	35,960	-	-	35,960
Change in fair value of derivative liability	-	-	(211,110)	(211,110)
Loss (recovery) on write-off of notes receivable	-	-	101,351	101,351
Loss on write down of inventory	331,671	-	-	331,671
Net loss for the year	$15,530,126	$(140,366)	$8,222,051	$23,611,810

December 31, 2022	Drones	Vital	Corporate	Total
Sales of goods	$5,388,262	$162,170	$-	$5,550,432
Provision of services	2,054,627	-	-	2,054,627
Total revenue	$7,442,889	$162,170	$-	$7,605,059
Segment loss	$9,929,789	$602,580	$12,926,884	$23,459,253
Finance and other costs	(3,529)	-	(40,186)	(44,345)
Depreciation	586,185	-	-	593,277
Amortization	179,482	-	-	179,482
Impairment of goodwill and intangibles	2,166,563	4,288,351	-	6,454,914
Change in fair value of derivative liability	-	-	(5,502,688)	(5,502,688)
Loss on write-off of notes receivable	1,080,645	-	(771,260)	309,385
Loss on write down of inventory	251,754	1,724,760	-	1,976,514
Write down of deposit	-	228,572	-	228,572
Net loss for the year	$14,190,889	$6,844,263	$6,619,212	$27,654,364

December 31, 2021	Drones	Vital	Corporate	Total
Sales of goods	4,957,134	146,265	-	5,103,399
Provision of services	1,950,466	-	-	1,950,466
Total revenue	$6,907,600	$146,265	$-	$7,053,865
Segment loss	$7,819,739	$257,656	$10,498,164	$18,575,560
Finance and other costs	16,272	-	(21,346)	(5,074)
Depreciation	175,098	-	-	175,098
Amortization	135,966	-	-	135,966
Impairment of goodwill and intangibles	-	4,579,763	-	4,579,763
Change in fair value of derivative liability	-	-	(8,149,812)	(8,149,812)
Loss on write-off of notes receivable	-	-	891,471	891,471
Net loss for the year	$8,147,075	$4,837,419	$3,218,477	$16,202,972

SCHEDULE OF GEOGRAPHIC REVENUE

Geographic segmentation is as follows:	For the years ended December 31,
	2023	2022	2021
Non-current assets
Canada	$1,441,701	$1,121,821	$3,441,872
United States	206,616	-	5,112,659
	$1,648,317	$1,121,821	$8,554,531
Revenue
Canada	$6,162,672	$6,919,038	$4,982,373
United States	392,170	686,021	2,071,492
	$6,554,842	$7,605,059	$7,053,865